Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Loss Contingencies [Line Items]
Commitments and Contingencies

7.	Commitments and Contingencies
Merchandise Purchase Commitments
As of
June 30, 2022 and
December 31, 2021, the Company had obligations to purchase $27.0 million and $36.1 million, respectively, of merchandise.
Letters of Credit
The Company had irrevocable standby letters of credit in the amount of $3.1 million as of
June 30, 2022 and
December 31, 2021 related to the Company’s operating leases. The letters of credit have expiration dates through January 2029.

Contingencies
The Company records loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company also discloses material contingencies when a loss is not probable but reasonably possible. Accounting for contingencies requires the Company to use judgment related to both the likelihood of a loss and the estimate of the amount or range of loss. Although the Company cannot predict with assurance the outcome of any litigation or non-income-based
tax matters, the Company does not believe there are currently any such actions that, if resolved unfavorably, would have a material impact on the Company’s financial position, operating results or cash flows.

8.	Commitments and Contingencies
Merchandise Purchase Commitments
As of December 31, 2020 and 2021, the Company had obligations to purchase $41.1 million and $36.1 million, respectively, of merchandise in the upcoming fiscal year.
Letters of Credit
The Company had irrevocable standby letters of credit in the amount of $3.1 million as of December 31, 2020 and 2021, related to the Company’s operating leases. The letters of credit have expiration dates through
January 2029
.
Contingencies
The Company records loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company also discloses material contingencies when a loss is not probable but reasonably possible. Accounting for contingencies requires the Company to use judgment related to both the likelihood of a loss and the estimate of the amount or range of loss. Although the Company cannot predict with assurance the outcome of any litigation or non-income-based
tax matters, the Company does not believe there are currently any such actions that, if resolved unfavorably, would have a material impact on the Company’s financial position, operating results or cash flows.

Virgin Group Acquisition Corp. II [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 7 — Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on March 22, 2021, the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter
a 45-day
option from the date of the IPO to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at the price paid by the underwriters in the IPO. On April 13, 2021 the underwriters exercised their over-allotment option in full. The underwriters were paid an underwriting discount of $0.20 per unit, or $8,050,000 in the aggregate upon the closing of the IPO and exercise of the full over-allotment. Additionally, a deferred underwriting discount of $0.35 per unit, or $14,087,500 in the aggregate, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The Company had $14,087,500 accrued as of March 31, 2022 and December 31, 2021.

Note 7 — Commitments and Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on
March 22, 2021, the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter
a 45-day
option from the date of the IPO to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at the price paid by the underwriters in the IPO. On April 13, 2021 the underwriters exercised their over-allotment option in full. The underwriters were paid an underwriting discount of $0.20 per unit, or $8,050,000 in the aggregate upon the closing of the IPO and exercise of the full over-allotment. Additionally, a deferred underwriting discount of $0.35 per unit, or $14,087,500 in the aggregate, will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The Company had $14,087,500 accrued as of December 31, 2021.